Income Taxes (Details) - Schedule of deferred tax assets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of deferred tax assets [Line Items]
Deferred tax assets before valuation allowance	$ 26,959	$ 17,783
Less-valuation allowance	(26,959)	(17,783)
Net deferred tax assets
Reserves and allowances [Member]
Income Taxes (Details) - Schedule of deferred tax assets [Line Items]
Deferred tax assets before valuation allowance	190	173
Temporary differences [Member]
Income Taxes (Details) - Schedule of deferred tax assets [Line Items]
Deferred tax assets before valuation allowance	3,644	2,204
Issuance costs [Member]
Income Taxes (Details) - Schedule of deferred tax assets [Line Items]
Deferred tax assets before valuation allowance	957
Loss carryforward [Member]
Income Taxes (Details) - Schedule of deferred tax assets [Line Items]
Deferred tax assets before valuation allowance	$ 22,168	$ 15,406